Related Party Transactions (Tables)	12 Months Ended
Aug. 31, 2022
Related Party Transactions [Abstract]
Schedule of major related parties and their relationships with the group
Name of related parties	Relationship with the group
Foshan Shunde Country Garden Property Development Co., Ltd.	Entities controlled by Ms. Huiyan Yang (“Ms. H”)*
Huidong Country Garden Real Estate Development Co., Ltd.	Entities controlled by Ms. H*
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	Entities controlled by Ms. H*
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	Entities controlled by Ms. H*
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	Entities controlled by Ms. H*
Guangdong Chengjia Design Co., Ltd.	Entities controlled by Ms. H*
Guangdong Elite Architectural Co., Ltd.	Entities controlled by Ms. H*
Guangdong Biyouwei Catering Co., Ltd.	Entities controlled by Ms. H*
Kaiping Country Garden Property Development Co., Ltd.	Entities controlled by Ms. H*
Chuzhou Country Garden Property Development Co., Ltd.	Entities controlled by Ms. H*
Fine Nation Group Limited	Entities controlled by the immediate family of the chairperson of the Group
Can-Achieve Global Edutour Co., Ltd.	Entities controlled by non-controlling interest shareholder
Hangzhou Mashao Enterprise Management Consulting Co., Ltd.	Non-controlling interest shareholder of a subsidiary of the Group
Shanghai Hanlue Information Technology Center Limited Partnership	Non-controlling interest shareholder of a subsidiary of the Group
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd.	Non-controlling interest shareholder of a subsidiary of the Group
Name of Affected Entities
BGY Education Investment and its affiliates**	Entities controlled by Ms. Meirong Yang, the shareholder of the Group
Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens**	Entities controlled by Ms. Meirong Yang, the shareholder of the Group

Schedule of transactions with related parties
	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Purchases of services and materials provided by other entities controlled by Ms. H are as below
Foshan Shunde Country Garden Property Development Co., Ltd.	2,538	1,328	4,456
Huidong Country Garden Real Estate Development Co., Ltd.	-	2,969	1,623
Guangdong Phoenix Holiday International Travel Service Co., Ltd.	548	-	-
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	-	380	-
Others	1,365	1,576	2,751
Total	4,451	6,253	8,830
	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Construction services provided by other entities controlled by the Ms. H are as below
Guangdong Teng An Mechanics and Electrics Engineering Co., Ltd.	-	603	-
Guangdong Chengjia Design Co., Ltd.	-	680	339
Guangdong Shunde Chuang Xi Bang Sheng Furniture Co., Ltd.	-	-	1,910
Others	-	-	3
Total	-	1,283	2,252
	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Interest expense paid to the related parties are as below
Fine Nation Group Limited (1)	-	-	6,946
BGY Education Investment (2)	-	-	4,172
Total	-	-	11,118

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Property and equipment disposed to the related parties are as below
BGY Education Investment (1)	-	-	57,998

	For the year ended August 31,
	2020	2021	2022
	RMB	RMB	RMB
Services provided to other entities controlled by Ms. H are as below
Phoenix City Bilingual Kindergarten and other non-for-profit Kindergartens(1)	-	-	53,197
Kaiping Country Garden Property Development Co., Ltd.	353	1,013	-
Guangdong Biyouwei Catering Co., Ltd.	348	755	97
Foshan Shunde Country Garden Property Development Co., Ltd.	-	424	-
Others	117	650	-
Total	818	2,842	53,294

Schedule of amounts owed from and to related parties
	As of August 31,
	2021	2022
	RMB	RMB
Amounts due from related parties
BGY Education Investment and its affiliates (1)	2,028,866	185,366
Shaoguan Shunhong Real Estate Development Co., Ltd. (2)	10,000	10,000
Can-Achieve Global Edutour Co., Ltd. (2)	1,906	-
Hangzhou Mashao Enterprise Management Consulting Co., Ltd. (3)	1,206	-
Kaiping Country Garden Property Development Co., Ltd. (4)	1,060	1,060
Others	1,148	772
Less: allowance for Amounts due from related parties	(233)	(572)
Total	2,043,953	196,626
	As of August 31,
	2021	2022
	RMB	RMB
Amounts due to related parties
BGY Education Investment and its affiliates (1)	333,270	307,587
Chuzhou Country Garden Property Development Co., Ltd. (2)	30,769	30,769
Shanghai Hanlue Information Technology Center Limited Partnership (3)	2,885	-
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. (4)	2,462	-
Others	4,329	4,676
Total	373,715	343,032
	As of August 31,
	2021	2022
	RMB	RMB
Other non-current liabilities due to related parties
Shanghai Hanlue Information Technology Center Limited Partnership (3)	2,650	-
Gongqingcheng Yuansen Commercial Information Consulting Center Ltd. (4)	10,504	11,197
Total	13,154	11,197